OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of other financial liabilities
Movement of derivative financial liabilities for 2020, 2019 and 2018 can be summarized as follows:

Amounts in € ‘000	2020	2019	2018
Balance at January 1,	268	228	10,080
Fair value losses (gains) derivatives	(60)	209	495
Redemption cash settlement	—	—	(1,779)
Conversions into shares	(61)	(169)	(8,568)
Balance at December 31,	147	268	228
Other Financial Liabilities:

Amounts in € ‘000	2020	2019
Current
Contingent consideration	20,357	17,835
Total current	20,357	17,835

Non-current
Contingent consideration	—	17,081
Financial guarantee contracts	173	201
Total non-current	173	17,282
Total	20,530	35,117
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in € ‘000	2020		2019
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	168,293	168,293	68,567	68,567
Trade and other receivables	29,236	29,236	25,737	25,737
Liabilities:
Loans and borrowings	—	—	45,590	45,590
Convertible Bond	123,588	123,588	—	—
Lease Liabilities	8,300	8,300	6,309	6,309
Other financial liabilities	20,530	20,530	35,117	35,117
Trade and other payables	38,816	38,816	36,247	36,247
Derivative financial liabilities	147	147	268	268